INVESTMENT IN TREASURY METALS	12 Months Ended
Dec. 31, 2021
INVESTMENT IN TREASURY METALS
INVESTMENT IN TREASURY METALS
7.	INVESTMENT IN TREASURY METALS

a)	Treasury Share Purchase Agreement Overview

On August 7, 2020, First Mining completed a transaction with Treasury Metals under a share purchase agreement (the “Treasury Share Purchase Agreement”), pursuant to which Treasury Metals agreed to acquire all of the issued and outstanding shares of Tamaka Gold Corporation, a previously wholly-owned subsidiary of the Company, and 100% owner of the Goldlund Project. Under the terms of the Treasury Share Purchase Agreement, First Mining received total consideration of $91,521,000 which was comprised of (i) 43.33 million common shares (post-consolidation) of Treasury Metals (“Treasury Metals Shares”) with a fair value of $78,000,000; (ii) 11.67 million common share purchase warrants (post-consolidation) of Treasury Metals (“Treasury Metals Warrants”) with an exercise price of $1.50 for a three year term with a fair value of $9,812,000; (iii) a retained 1.5% Net Smelter Returns (“NSR”) royalty on Goldlund (0.5% of which can be bought back by Treasury Metals for $5 million in cash) with a fair value of $3,709,000; and (iv) the right to certain contingent milestone payments totaling $5 million, payable in cash on certain key advancements at Goldlund which have not been recorded as at December 31, 2021.

b)	Initial Recognition of Consideration Received

The components of the consideration received in connection with the sale of Tamaka comprised the following:

•	$78,000,000 for 43.33 million Treasury Metals Shares (the “Share Consideration”);
•	$9,812,000 for 11.67 million Treasury Metals Warrants (the “Warrant Consideration”) - Note 4; and
•	$3,709,000 for the retained 1.5% NSR (the “NSR Consideration”) - Note 6.
$91,521,000

Share Consideration

The Company applies equity accounting for the investment in the Treasury Metals Shares. The fair value of the Treasury Metals Shares at closing of $78,000,000 was determined using the quoted price of Treasury Metals common shares on August 7, 2020. Upon closing of the transaction, First Mining held approximately 40% (December 31, 2020 - $78,000,000) of Treasury Metals common shares (on an undiluted basis) and nominated three individuals to its Board of Directors. The Company has concluded it has significant influence over Treasury Metals. The Company is accounting for its investment using the equity method until such time as it no longer has significant influence.

Warrant Consideration

The warrants of Treasury Metals have been accounted for as FVTPL. The Company used the Black-Scholes option pricing model to calculate the fair value of the warrants held in Treasury Metals both as at August 7, 2020 and on an ongoing basis until the distribution on July 15, 2021. The Company used the following assumptions:

	August 7, 2020	December 31, 2020	July 15, 2021
Risk-free interest rate	0.23%	0.20%	0.44%
Expected life (years)	3.00 years	2.60 years	2.07 years
Expected volatility(1)	62.44%	64.42%	62.64%
Expected dividend	Nil	Nil	Nil

(1)	The computation of expected volatility was based on Treasury Metals’ historical price volatility, over a period which approximates the expected life of the warrant.

NSR Consideration

The 1.5% NSR royalty on Goldlund was measured at a fair value of $3,709,000 and is included as part of “Others” in “Mineral Properties” (Note 6).

c)	Equity Accounting Method for Investment in Treasury Metals and Impairment

During the year the Company recorded a $24,304,000 impairment of the investment based on the quoted price of Treasury Metals shares and therefore carrying value is equal to fair value ($23,555,000 was recorded as at March 31, 2021 and $749,000 was recorded as at December 31, 2021).This impairment was recorded within the impairment of non-current assets in the consolidated statement of net loss and comprehensive loss.

In 2021 the Company recorded dilution losses on the investment in Treasury Metals predominantly as a result of the exercise of special warrants by Treasury Metals investors (reducing the Company’s interest from 38.4% to 33.3%).

On July 15, 2021 a portion of the Treasury Metals shares were distributed to shareholders of First Mining (Note 7(d)).

As at December 31, 2021, the Company owns approximately 20.0 million Treasury Metals Shares.

	December 31, 2021	December 31, 2020
Balance, beginning of period	$63,812	$-
Acquisition – Initial Recognition on August 7, 2020	-	78,000
Equity (loss) income	(167)	1,446
Dilution event in Q2, 2021	(5,000)	-
Impairment of Investment in Treasury Metals Inc.	(24,304)	(15,634)
Distribution to shareholders	(18,941)	-
Balance, December 31, 2021	$15,400	$63,812

The equity accounting for Treasury Metals is based on audited results for the year ended December 31, 2021. The Company’s estimated equity share of Treasury’s net loss for the year ended December 31, 2021 was $167,000.

Treasury Metals Summarized Statements of Total Comprehensive Loss and Financial Position

A summary of Treasury Metals' consolidated statement of other comprehensive loss during year ended December 31, 2021 is as follows:

Year ended December 31, 2021
Loss before income taxes	$(1,517)
Deferred income tax recovery	(2,233)
Net loss for the year	(3,750)
Other comprehensive income	(766)
Total comprehensive loss	$(4,516)

The assets and liabilities of Treasury Metals are summarized in the following table and the December 31, 2021 numbers are taken from Treasury Metals’ consolidated financial statements as at December 31, 2021.

December 31, 2021
Current assets	$11,911
Non-current assets	190,690
202,601
Current liabilities	3,995
Non-current liabilities	7,643
11,638
Net assets	$190,963

Reconciliation of Treasury Metal’s Net Assets to First Mining’s Carrying value as at December 31, 2021

Balance, December 31, 2020	$173,053
Equity increase from special warrant issuance	16,471
Operating loss (January 1, 2021 to December 31, 2021)	(4,516)
Other increases in equity of Treasury Metals	5,955
Balance, December 31, 2021	$190,963
First Mining’s share of net assets	29,408
Incremental decrease in fair value of Goldlund-Goliath mineral property	2,294)
Cumulative impairment of investment in Treasury Metals @ ownership %	(16,302)
Carrying value	$15,400

d)	Distribution to shareholders

In accordance with the terms of a Shareholders Agreement signed in connection with the Treasury Share Purchase Agreement, First Mining distributed approximately 23.3 million Treasury Metals Shares and all 11.6 million Treasury Metals Warrants to its shareholders (the “Distribution”) on July 15, 2021. Following the Distribution, First Mining retained approximately 20.0 million Treasury Metals Shares, leaving the Company with an approximate 15.4% interest in Treasury Metals. First Mining’s percentage ownership along with its Board representation of three Board seats continue to support the conclusion that it has significant influence.